Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases Future Minimum Payments Due [Line Items]
2014	$ 64,967
2015	54,508
2016	43,322
2017	28,356
2018	14,006
Thereafter	8,388
Total minimum payments	$ 213,547